Commitments and Contingencies (Details)				1 Months Ended				3 Months Ended
	Mar. 01, 2020	Jul. 05, 2019	Nov. 16, 2018	Mar. 22, 2022 USD ($)	Jan. 26, 2021	Mar. 24, 2019	Oct. 31, 2018	Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 USD ($)	Apr. 28, 2022 USD ($)	Apr. 28, 2022 EUR (€)
Commitments and Contingencies (Details) [Line Items]
License fees and milestone payments, description								the Company paid UVA LVG a license issue fee and is obligated to pay UVA LVG (i) annual minimum royalties of $40,000 commencing in 2017; (ii) a $20,000 milestone payments upon dosing the first patient under a Phase 3 human clinical trial of a licensed product, $155,000 upon the earlier of the completion of a Phase 3 trial of a licensed product, partnering of a licensed product, or sale of the Company, $275,000 upon acceptance of an NDA by the FDA, and $1,000,000 upon approval for sale of AD04 in the U.S., Europe or Japan; as well as (iii) royalties equal to a 2% and 1% of net sales of licensed products in countries in which a valid patent exists or does not exist, respectively, with royalties paid quarterly. In the event of a sublicense to a third party, the Company is obligated to pay royalties to UVA LVG equal to a percentage of what the Company would have been required to pay to UVA LVG had it sold the products under sublicense ourselves. In addition, the Company is required to pay to UVA LVG 15% of any sublicensing income.	the Company paid UVA LVG a license issue fee and is obligated to pay UVA LVG (i) annual minimum royalties of $40,000 commencing in 2017; (ii) a $20,000 milestone payments upon dosing the first patient under a Phase 3 human clinical trial of a licensed product, $155,000 upon the earlier of the completion of a Phase 3 trial of a licensed product, partnering of a licensed product, or sale of the Company, $275,000 upon acceptance of an NDA by the FDA, and $1,000,000 upon approval for sale of AD04 in the U.S., Europe or Japan; as well as (iii) royalties equal to a 2% and 1% of net sales of licensed products in countries in which a valid patent exists or does not exist, respectively, with royalties paid quarterly. In the event of a sublicense to a third party, the Company is obligated to pay royalties to UVA LVG equal to a percentage of what the Company would have been required to pay to UVA LVG had it sold the products under sublicense ourselves. In addition, the Company is required to pay to UVA LVG 15% of any sublicensing income.
License royalty expenses								$ 10,000		$ 10,000
Master services agreement, description		It is anticipated that the compensation to be paid to PEPCO for services under the PEPCO MSA will total approximately $300,000.					The MSA has a term of five years, automatically renewed for two-year periods, unless either party gives written notice of a decision not to renew the agreement six months prior to automatic renewal.
Service agreement, description			On November 16, 2018, the Company and Crown entered into Service Agreement 1 under the MSA for a 24 week, multi-centered, randomized, double-blind, placebo-controlled, parallel-group, Phase 3 clinical study of AD04 for fees, as amended, of $3,509,234 (€3,168,895 converted to dollars at the Euro/US Dollar exchange rate of 1.1074 as of March 31, 2022) milestone payments. On March 22, 2022, the Company acknowledged the occurrence of the milestone event of 90% of trial case report forms having been monitored, and made a payment of $148,875. On April 28, 2022, the Company and Crown entered into a settlement of a previous dispute concerning a putative change order. As part of this agreement, the Company agreed to pay Crown a total of $454,034 (€410,000) for changes to the services described in Service Order 1. The settlement also altered the schedule of remaining milestones to be as described in the table below. At March 31, 2022, the remaining future milestone payments are shown in the table below, converted to dollars from euros at the exchange rate then prevailing. Milestone Event Percent Milestone Fees Amount Last patient last visit 5% $ 149,465 Database Lock 5% $ 149,465 eTMF Transfer 5% $ 149,465 During the three months ended March 31, 2022, the Company recognized $311,727 in non-cash income associated with the Service Agreement 1 and the settlement described above, classified as a negative R&D expense. The negative expense was a result of the value of the settlement and total, fully earned value of milestones being less than the expense previously accrued. On March 31, 2022 there remained an accrued R&D expense of $803,591 related to direct expenses under this agreement, which expense is expected to be fully paid with the occurrence of the settlement payment and three remaining milestone payments. Service Agreement 1 also estimated approximately $2.4 million (€2.2 million) in pass-through costs, mostly fees to clinical investigators and sites, which are billed as incurred and the total contingent upon individual site rate and enrollment rates. Based on current enrollment rates and the various active clinical sites, the Company has increased its total estimated future site costs to a total of approximately $3.1 million. During the three months ended March 31, 2022, the Company recognized non-cash income of $75,991 associated with fees to investigators and sites, classified as a negative R&D expense, resulting from earned site fees in the quarter being lower than the those previously accrued. Lease Commitments – Purnovate lease The Company has one operating lease which consists of office space with a remaining lease term of approximately five years. Leases with an initial term of twelve months or less are not recorded on the balance sheet, and the Company does not separate lease and non-lease components of contracts. The Company’s lease agreement does not provide for determination of the interest rate implicit in the lease. Therefore, the Company used a benchmark approach to derive an appropriate incremental borrowing rate. The Company’s incremental borrowing rate is the rate of interest that the lessee would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. The Company benchmarked itself against other companies of similar credit ratings and comparable quality and derived an incremental borrowing rate, which was used to discount its lease liabilities. The Company used an estimated incremental borrowing rate of 9% on January 26, 2021 for its lease contract. The Company’s lease agreement does not contain any material residual value guarantees or material restrictive covenants. In addition, the Company does not have any finance leases, any sublease arrangements, or any leases where the Company is considered the lessor. The components of lease expense, which are included in general and administrative expense, based on the underlying use of the ROU asset, were as follows: Three months ended March 31, 2022 Three months ended March 31, 2021 Components of total lease cost: Operating lease expense $19,376 $18,207 Short-term lease expense — — Total lease cost $19,376 $18,207 Supplemental cash flow information related to leases are as follows: Three months ended March 31, 2022 Three months ended March 31, 2021 Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows for operating leases $ 17,606 $ 10,388 Supplemental non-cash amounts of lease liabilities arising from obtaining right of use assets $ 1,770 $ 294,294 Supplemental balance sheet information related to leases was as follows: As of March 31, 2022 As of December 31, 2021 Assets Lease right of use assets $233,570 $246,209 Total lease assets $233,570 $246,209 Liabilities Current liabilities: Lease liability - current portion $51,351 $49,585 Noncurrent liabilities: Lease liability, net of current portion 193,797 207,375 Total lease liability $245,148 $256,960 The weighted-average remaining lease term of the Company’s operating leases and the weighted-average discount rates used to calculate the Company’s operating lease liabilities are as follows: As of March 31, 2022 As of March 31, 2021 Weighted average remaining lease term (in years) - operating leases 3.83 4.83 Weighted average discount rate - operating leases 9.00% 9.00 % Future lease payments included in the measurement of lease liabilities on the condensed balance sheet as of March 31, 2022, for the following five fiscal years and thereafter were as follows: Year ending December 31, Operating Leases 2022 (remaining) 52,597 2023 72,687 2024 75,231 2025 77,864 2026 and thereafter 6,507 Total Minimum Lease Payments $ 284,886 Less effects of discounting (39,738) Present value of future minimum lease payments $ 245,148 Lease Commitments – Related Party On March 1, 2020, the Company entered into a sublease with Purnovate, LLC, a private company in which the Company’s CEO had a 28.7% equity interest, for the lease of three offices at 1180 Seminole Trail, Suite 495, Charlottesville, VA 22901. The lease had a term of two years, and the monthly rent was $1,400. During the three months ended March 31, 2022, the rent expense associated with this lease was $1,400. On acquisition of Purnovate, the sublease was terminated and the Company assumed the obligations of Purnovate’s lease. Consulting Agreements – Related Party On March 24, 2019, the Company entered into a consulting agreement (the “Consulting Agreement”) with Dr. Bankole A. Johnson, who at the time of the agreement was serving as the Chairman of the Board of Directors, for his service as Chief Medical Officer of the Company. The Consulting Agreement has a term of three years, unless terminated by mutual consent or by the Company for cause. Dr.
Milestone payment										$ 3,847
Non cash income								311,727
Non-cash income								75,991
Estimated incremental borrowing rate					9.00%
Lease commitments related party, description	the Company entered into a sublease with Purnovate, LLC, a private company in which the Company’s CEO had a 28.7% equity interest, for the lease of three offices at 1180 Seminole Trail, Suite 495, Charlottesville, VA 22901. The lease had a term of two years, and the monthly rent was $1,400. During the three months ended March 31, 2022, the rent expense associated with this lease was $1,400. On acquisition of Purnovate, the sublease was terminated and the Company assumed the obligations of Purnovate’s lease.
Consulting agreement term						3 years
Consulting agreement, description						Johnson’s annual fee of $375,000 per year is paid twice per month.
Consulting agreement term, description						The Consulting Agreement had an expiration date of March 31, 2022, which was extended on March 22, 2022 for an additional three years commencing as of March 24, 2022. The Company recognized $93,750 in compensation expense in the both the three months ended March 31, 2022 and 2021 as a result of this agreement.
Future cash								1,600,000
Milestone [Member]
Commitments and Contingencies (Details) [Line Items]
Milestone payment percentage				90.00%
Milestone payment				$ 148,875
Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Settlement amount											$ 454,034	€ 410,000
Service Agreement 1 [Member]
Commitments and Contingencies (Details) [Line Items]
Accrued R&D expenses								803,591
Estimated cost								2,400,000	€ 2,200,000
Estimated future site costs								$ 3,100,000